Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at the beginning of the period	$ 0	$ 1	$ 2
Gain / (Loss) recognized in other comprehensive income during the period	1	12	14
Amount reclassified to profit or loss during the period	1	(13)	(15)
Tax impact on above	(1)
Balance at the end of the period	$ 1	$ 0	$ 1